FAIR VALUE MEASUREMENTS - Unobservable inputs for Bridge Note Bifurcate Derivative (Details) - Bridge Notes	Nov. 21, 2023	Dec. 31, 2022
CCC bond rates
Unobservable inputs
Measurement input of notes payable		0.1509
Risk-free interest rate
Unobservable inputs
Measurement input of notes payable	0.0538
Stock price
Unobservable inputs
Measurement input of notes payable	0.1264
Volatility
Unobservable inputs
Measurement input of notes payable	0.001
Expected term (years)
Unobservable inputs
Measurement input of notes payable	0.0061
Probability of early termination/repayment - business combination not completed
Unobservable inputs
Measurement input of notes payable		0.05
Probability of early termination/repayment - business combination completed, or PIPE completed
Unobservable inputs
Measurement input of notes payable		0.95
Probability of completing a business combination by March 31, 2023
Unobservable inputs
Measurement input of notes payable		0.50
Probability of completing a business combination by June 30, 2023
Unobservable inputs
Measurement input of notes payable		0.50